SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Adjusted EBITDA and Funds from Operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests and other	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,189	$223	$238	$124	$—	$1,774	$(67)	$2,435	$4,142
Other income	33	106	66	8	56	269	—	160	429
Direct operating costs	(538)	(83)	(67)	(50)	(6)	(744)	29	(1,052)	(1,767)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	38	—	38
	684	246	237	82	50	1,299	—	1,543
Management service costs	—	—	—	—	(106)	(106)	—	—	(106)
Interest income (expense)	(229)	(47)	(68)	(24)	—	(368)	11	(761)	(1,118)
Current income taxes	(21)	(9)	—	(1)	—	(31)	—	(69)	(100)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(11)	—	(11)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(713)	(713)
Funds From Operations	434	190	169	57	(56)	794	—	—
Depreciation									(1,262)
Foreign exchange and financial instrument gain									238
Deferred income tax expense									(67)
Other									(76)
Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(549)
Remeasurement of interests held in BRHC by the partnership									58
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									61
Remeasurement of exchangeable and class B shares of BRHC									574
Share of earnings (loss) from equity-accounted investments									(51)
Net income attributable to non-controlling interests									516
Net income attributable to the partnership									$236
(1)Share of loss from equity-accounted investments of $24 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $197 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,667 million is comprised of Interest expense and Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests(1)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,212	$152	$165	$125	$—	$1,654	$(47)	$2,360	$3,967
Other income	51	33	23	18	21	146	(13)	451	584
Direct operating costs	(476)	(47)	(42)	(42)	(6)	(613)	22	(875)	(1,466)
Share of revenue, other income and direct operating costs from equity-accounted investments(2)	—	—	—	—	—	—	38	—	38
	787	138	146	101	15	1,187	—	1,936
Management service costs	—	—	—	—	(88)	(88)	—	—	(88)
Interest income (expense)	(261)	(28)	(50)	(21)	3	(357)	8	(668)	(1,017)
Current income taxes	(22)	(2)	(2)	—	—	(26)	—	(87)	(113)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(1,181)	(1,181)
Funds From Operations	504	108	94	80	(70)	716	—	—
Depreciation									(1,342)
Foreign exchange and financial instrument gain									159
Deferred income tax expense									40
Other									(61)
Dividends on BEPC exchangeable shares(2)									(241)
Remeasurement of BEPC exchangeable and BEPC class B shares									(106)
Share of loss from equity-accounted investments									(38)
Net income attributable to non-controlling interests									692
Net loss attributable to the partnership									$(181)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 7 - Other Income
(2)Share of loss from equity-accounted investments of $8 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $489 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,258 million is comprised of Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,095	$176	$167	$146	$—	$1,584	$(55)	$2,249	$3,778
Other income (loss)	44	10	37	8	—	99	1	(7)	93
Direct operating costs	(426)	(54)	(39)	(70)	(5)	(594)	30	(610)	(1,174)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	24	—	24
	713	132	165	84	(5)	1,089	—	1,632
Management service costs	—	—	—	—	(163)	(163)	—	(6)	(169)
Interest income (expense)	(175)	(29)	(50)	(20)	(3)	(277)	4	(539)	(812)
Current income taxes	(34)	(2)	(1)	—	—	(37)	—	(96)	(133)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(991)	(991)
Funds From Operations	504	101	114	64	(171)	612	—	—
Depreciation									(1,179)
Foreign exchange and financial instrument gain (loss)									(65)
Deferred income tax recovery (expense)									15
Other									(90)
Dividends on class A exchangeable shares(1)									(220)
Remeasurement of exchangeable and class B shares									1,800
Share of loss from equity-accounted investments									(14)
Net income attributable to non-controlling interests									644
Net income attributable to the partnership									$1,503
(1)Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $347 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,032 million is comprised of Interest expense and Dividends on BEPC exchangeable shares.

Summary of Segmented Basis About Certain Items in Statement of Financial Position
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles the company’s proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at December 31, 2024
Cash and cash equivalents	$110	$42	$77	$24	$2	$255	$(19)	$388	$624
Property, plant and equipment, at fair value	13,678	1,724	1,516	1,374	—	18,292	(857)	21,261	38,696
Total assets	15,592	1,873	1,766	1,468	213	20,912	(277)	23,494	44,129
Total liabilities	7,698	1,140	1,520	575	8,636	19,569	(277)	12,729	32,021
As at December 31, 2023
Cash and cash equivalents	$89	$89	$68	$12	$—	$258	$(5)	$374	$627
Property, plant and equipment, at fair value	13,914	2,713	2,422	1,312	—	20,361	(752)	24,429	44,038
Total assets	15,899	2,986	2,604	1,370	392	23,251	(222)	26,392	49,421
Total liabilities	7,748	2,206	2,154	589	4,766	17,463	(222)	15,051	32,292

Summary of Consolidated Revenue Split by Geographical Region
The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2024	2023	2022
Hydroelectric	$2,620	$2,505	$2,307
Wind	670	609	647
Utility-scale solar	643	632	567
Distributed energy & sustainable solutions	209	221	257
	$4,142	$3,967	$3,778

Summary of Consolidated Property, Plant and Equipment and Equity-Accounted Investments Split by Geographical Region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2024	December 31, 2023
North America	$21,630	$26,082
Colombia	12,431	10,585
Brazil	3,674	4,888
Europe	1,714	3,127
	$39,449	$44,682